Derivatives - Derivative Balances (Details) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Notional Amount of Derivatives, [Abstract]
Notional Amount of Derivatives	$ 1,903,782,000,000		$ 2,155,962,000,000
Derivative Assets [Abstract]
Gross Derivative Assets Trading Activities And As Economic Hedges	1,861,700,000,000		1,518,800,000,000
Derivative Asset, Fair Value, Gross Asset	1,881,800,000,000		1,537,600,000,000
Derivative Assets Legally Enforceable Master Netting Agreements	(1,749,900,000,000)		(1,406,300,000,000)
Derivative Assets Cash Collateral Applied	(58,900,000,000)		(58,300,000,000)
Derivative assets	73,023,000,000		73,000,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities Trading Activities And As Economic Hedges	1,846,500,000,000		1,501,500,000,000
Derivative Liability, Fair Value, Gross Liability	1,861,300,000,000		1,505,800,000,000
Derivative Liabilities Legally Enforceable Master Netting Agreements	1,749,900,000,000		1,406,300,000,000
Derivative Liabilities Cash Collateral Applied	51,900,000,000		43,600,000,000
Derivative Liabilities	59,520,000,000		55,914,000,000
Table Details [Abstract]
Excluding in Qualifying Accounting Hedges, long Term debt designated as a hedge of foreign currency risk	200,000,000		4,100,000,000
Designated as Hedging Instrument [Member]
Derivative Assets [Abstract]
Derivative Asset, Fair Value, Gross Asset	20,100,000,000		18,800,000,000
Derivative Liabilities [Abstract]
Derivative Liability, Fair Value, Gross Liability	14,800,000,000	[1]	4,300,000,000	[2]
Interest Rate Contract [Member] | Swap [Member]
Notional Amount of Derivatives, [Abstract]
Notional Amount of Derivatives	40,473,700,000,000	[3]	42,719,200,000,000	[3]
Derivative Assets [Abstract]
Gross Derivative Assets Trading Activities And As Economic Hedges	1,490,700,000,000		1,193,900,000,000
Derivative Asset, Fair Value, Gross Asset	1,506,600,000,000		1,208,800,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities Trading Activities And As Economic Hedges	1,473,000,000,000		1,187,900,000,000
Derivative Liability, Fair Value, Gross Liability	1,485,300,000,000		1,190,100,000,000
Interest Rate Contract [Member] | Swap [Member] | Designated as Hedging Instrument [Member]
Derivative Assets [Abstract]
Derivative Asset, Fair Value, Gross Asset	15,900,000,000		14,900,000,000
Derivative Liabilities [Abstract]
Derivative Liability, Fair Value, Gross Liability	12,300,000,000	[1]	2,200,000,000	[2]
Interest Rate Contract [Member] | Futures and Forwards [Member]
Notional Amount of Derivatives, [Abstract]
Notional Amount of Derivatives	12,105,800,000,000	[3]	9,939,200,000,000	[3]
Derivative Assets [Abstract]
Gross Derivative Assets Trading Activities And As Economic Hedges	2,900,000,000		6,000,000,000
Derivative Asset, Fair Value, Gross Asset	3,100,000,000		6,000,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities Trading Activities And As Economic Hedges	3,400,000,000		4,700,000,000
Derivative Liability, Fair Value, Gross Liability	3,400,000,000		4,700,000,000
Interest Rate Contract [Member] | Futures and Forwards [Member] | Designated as Hedging Instrument [Member]
Derivative Assets [Abstract]
Derivative Asset, Fair Value, Gross Asset	200,000,000
Derivative Liabilities [Abstract]
Derivative Liability, Fair Value, Gross Liability			0
Interest Rate Contract [Member] | Written Options [Member]
Notional Amount of Derivatives, [Abstract]
Notional Amount of Derivatives	2,534,000,000,000	[3]	2,887,700,000,000	[3]
Derivative Liabilities [Abstract]
Gross Derivative Liabilities Trading Activities And As Economic Hedges	117,800,000,000		82,800,000,000
Derivative Liability, Fair Value, Gross Liability	117,800,000,000		82,800,000,000
Interest Rate Contract [Member] | Purchased Options [Member]
Notional Amount of Derivatives, [Abstract]
Notional Amount of Derivatives	2,467,200,000,000	[3]	3,026,200,000,000	[3]
Derivative Assets [Abstract]
Gross Derivative Assets Trading Activities And As Economic Hedges	120,000,000,000		88,000,000,000
Derivative Asset, Fair Value, Gross Asset	120,000,000,000		88,000,000,000
Derivative Liabilities [Abstract]
Derivative Liability, Fair Value, Gross Liability	0
Foreign Exchange Contract [Member] | Swap [Member]
Notional Amount of Derivatives, [Abstract]
Notional Amount of Derivatives	2,381,600,000,000	[3]	630,100,000,000	[3]
Derivative Assets [Abstract]
Gross Derivative Assets Trading Activities And As Economic Hedges	48,300,000,000		26,500,000,000
Derivative Asset, Fair Value, Gross Asset	50,900,000,000		30,200,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities Trading Activities And As Economic Hedges	58,900,000,000		28,500,000,000
Derivative Liability, Fair Value, Gross Liability	61,100,000,000		30,600,000,000
Foreign Exchange Contract [Member] | Swap [Member] | Designated as Hedging Instrument [Member]
Derivative Assets [Abstract]
Derivative Asset, Fair Value, Gross Asset	2,600,000,000		3,700,000,000
Derivative Liabilities [Abstract]
Derivative Liability, Fair Value, Gross Liability	2,200,000,000	[1]	2,100,000,000	[2]
Foreign Exchange Contract [Member] | Spot Futures and Forwards [Member]
Notional Amount of Derivatives, [Abstract]
Notional Amount of Derivatives	2,548,800,000,000	[3]	2,652,900,000,000	[3]
Derivative Assets [Abstract]
Gross Derivative Assets Trading Activities And As Economic Hedges	37,200,000,000		41,300,000,000
Derivative Asset, Fair Value, Gross Asset	38,500,000,000		41,300,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities Trading Activities And As Economic Hedges	39,200,000,000		44,200,000,000
Derivative Liability, Fair Value, Gross Liability	39,500,000,000		44,200,000,000
Foreign Exchange Contract [Member] | Spot Futures and Forwards [Member] | Designated as Hedging Instrument [Member]
Derivative Assets [Abstract]
Derivative Asset, Fair Value, Gross Asset	1,300,000,000
Derivative Liabilities [Abstract]
Derivative Liability, Fair Value, Gross Liability	300,000,000	[1]
Foreign Exchange Contract [Member] | Written Options [Member]
Notional Amount of Derivatives, [Abstract]
Notional Amount of Derivatives	368,500,000,000	[3]	439,600,000,000	[3]
Derivative Liabilities [Abstract]
Gross Derivative Liabilities Trading Activities And As Economic Hedges	9,400,000,000		13,200,000,000
Derivative Liability, Fair Value, Gross Liability	9,400,000,000		13,200,000,000
Foreign Exchange Contract [Member] | Purchased Options [Member]
Notional Amount of Derivatives, [Abstract]
Notional Amount of Derivatives	341,000,000,000	[3]	417,100,000,000	[3]
Derivative Assets [Abstract]
Gross Derivative Assets Trading Activities And As Economic Hedges	9,000,000,000		13,000,000,000
Derivative Asset, Fair Value, Gross Asset	9,000,000,000		13,000,000,000
Derivative Liabilities [Abstract]
Derivative Liability, Fair Value, Gross Liability	0
Equity Contract [Member] | Swap [Member]
Notional Amount of Derivatives, [Abstract]
Notional Amount of Derivatives	75,500,000,000	[3]	42,400,000,000	[3]
Derivative Assets [Abstract]
Gross Derivative Assets Trading Activities And As Economic Hedges	1,500,000,000		1,700,000,000
Derivative Asset, Fair Value, Gross Asset	1,500,000,000		1,700,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities Trading Activities And As Economic Hedges	1,700,000,000		2,000,000,000
Derivative Liability, Fair Value, Gross Liability	1,700,000,000		2,000,000,000
Equity Contract [Member] | Futures and Forwards [Member]
Notional Amount of Derivatives, [Abstract]
Notional Amount of Derivatives	52,100,000,000	[3]	78,800,000,000	[3]
Derivative Assets [Abstract]
Gross Derivative Assets Trading Activities And As Economic Hedges	1,800,000,000		2,900,000,000
Derivative Asset, Fair Value, Gross Asset	1,800,000,000		2,900,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities Trading Activities And As Economic Hedges	1,500,000,000		2,100,000,000
Derivative Liability, Fair Value, Gross Liability	1,500,000,000		2,100,000,000
Equity Contract [Member] | Written Options [Member]
Notional Amount of Derivatives, [Abstract]
Notional Amount of Derivatives	367,100,000,000	[3]	242,700,000,000	[3]
Derivative Liabilities [Abstract]
Gross Derivative Liabilities Trading Activities And As Economic Hedges	17,700,000,000		19,400,000,000
Derivative Liability, Fair Value, Gross Liability	17,700,000,000		19,400,000,000
Equity Contract [Member] | Purchased Options [Member]
Notional Amount of Derivatives, [Abstract]
Notional Amount of Derivatives	360,200,000,000	[3]	193,500,000,000	[3]
Derivative Assets [Abstract]
Gross Derivative Assets Trading Activities And As Economic Hedges	19,600,000,000		21,500,000,000
Derivative Asset, Fair Value, Gross Asset	19,600,000,000		21,500,000,000
Derivative Liabilities [Abstract]
Derivative Liability, Fair Value, Gross Liability	0
Commodity Contract [Member] | Swap [Member]
Notional Amount of Derivatives, [Abstract]
Notional Amount of Derivatives	73,800,000,000	[3]	90,200,000,000	[3]
Derivative Assets [Abstract]
Gross Derivative Assets Trading Activities And As Economic Hedges	4,900,000,000		8,800,000,000
Derivative Asset, Fair Value, Gross Asset	5,000,000,000		9,000,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities Trading Activities And As Economic Hedges	5,900,000,000		9,300,000,000
Derivative Liability, Fair Value, Gross Liability	5,900,000,000		9,300,000,000
Commodity Contract [Member] | Swap [Member] | Designated as Hedging Instrument [Member]
Derivative Assets [Abstract]
Derivative Asset, Fair Value, Gross Asset	100,000,000		200,000,000
Derivative Liabilities [Abstract]
Derivative Liability, Fair Value, Gross Liability	0		0
Commodity Contract [Member] | Futures and Forwards [Member]
Notional Amount of Derivatives, [Abstract]
Notional Amount of Derivatives	470,500,000,000	[3]	413,700,000,000	[3]
Derivative Assets [Abstract]
Gross Derivative Assets Trading Activities And As Economic Hedges	5,300,000,000		4,100,000,000
Derivative Asset, Fair Value, Gross Asset	5,300,000,000		4,100,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities Trading Activities And As Economic Hedges	3,200,000,000		2,800,000,000
Derivative Liability, Fair Value, Gross Liability	3,200,000,000		2,800,000,000
Commodity Contract [Member] | Written Options [Member]
Notional Amount of Derivatives, [Abstract]
Notional Amount of Derivatives	142,300,000,000	[3]	86,300,000,000	[3]
Derivative Liabilities [Abstract]
Gross Derivative Liabilities Trading Activities And As Economic Hedges	9,500,000,000		6,700,000,000
Derivative Liability, Fair Value, Gross Liability	9,500,000,000		6,700,000,000
Commodity Contract [Member] | Purchased Options [Member]
Notional Amount of Derivatives, [Abstract]
Notional Amount of Derivatives	141,300,000,000	[3]	84,600,000,000	[3]
Derivative Assets [Abstract]
Gross Derivative Assets Trading Activities And As Economic Hedges	9,500,000,000		6,600,000,000
Derivative Asset, Fair Value, Gross Asset	9,500,000,000		6,600,000,000
Derivative Liabilities [Abstract]
Derivative Liability, Fair Value, Gross Liability	0
Credit Risk Contract [Member] | Credit Default Swap [Member] | Credit Default Swap, Buying Protection [Member]
Notional Amount of Derivatives, [Abstract]
Notional Amount of Derivatives	1,944,800,000,000	[3]	2,184,700,000,000	[3]
Derivative Assets [Abstract]
Gross Derivative Assets Trading Activities And As Economic Hedges	95,800,000,000		69,800,000,000
Derivative Asset, Fair Value, Gross Asset	95,800,000,000		69,800,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities Trading Activities And As Economic Hedges	13,800,000,000		34,000,000,000
Derivative Liability, Fair Value, Gross Liability	13,800,000,000		34,000,000,000
Credit Risk Contract [Member] | Credit Default Swap [Member] | Credit Default Swap, Selling Protection [Member]
Notional Amount of Derivatives, [Abstract]
Notional Amount of Derivatives	1,885,944,000,000	[3]	2,133,488,000,000	[3]
Derivative Assets [Abstract]
Gross Derivative Assets Trading Activities And As Economic Hedges	14,100,000,000		33,300,000,000
Derivative Asset, Fair Value, Gross Asset	14,100,000,000		33,300,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities Trading Activities And As Economic Hedges	90,500,000,000		63,200,000,000
Derivative Liability, Fair Value, Gross Liability	90,487,000,000		63,164,000,000
Credit Risk Contract [Member] | Return Swaps Other [Member] | Credit Default Swap, Buying Protection [Member]
Notional Amount of Derivatives, [Abstract]
Notional Amount of Derivatives	17,500,000,000	[3]	26,000,000,000	[3]
Derivative Assets [Abstract]
Gross Derivative Assets Trading Activities And As Economic Hedges	600,000,000		900,000,000
Derivative Asset, Fair Value, Gross Asset	600,000,000		900,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities Trading Activities And As Economic Hedges	300,000,000		200,000,000
Derivative Liability, Fair Value, Gross Liability	300,000,000		200,000,000
Credit Risk Contract [Member] | Return Swaps Other [Member] | Credit Default Swap, Selling Protection [Member]
Notional Amount of Derivatives, [Abstract]
Notional Amount of Derivatives	17,838,000,000	[3]	22,474,000,000	[3]
Derivative Assets [Abstract]
Gross Derivative Assets Trading Activities And As Economic Hedges	500,000,000		500,000,000
Derivative Asset, Fair Value, Gross Asset	500,000,000		500,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities Trading Activities And As Economic Hedges	700,000,000		500,000,000
Derivative Liability, Fair Value, Gross Liability	$ 716,000,000		$ 518,000,000

[1]	Excludes $191 million of long-term debt designated as a hedge of foreign currency risk.
[2]	Excludes $4.1 billion of long-term debt designated as a hedge of foreign currency risk.
[3]	Represents the total contract/notional amount of derivative assets and liabilities outstanding.